Collection Period Ended 31-Jul-2011
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
0.00 0.000000
24,523,338.83 0.020137
0.00 1.000000
0.00 1.000000
24,523,338.83
Interest & Principal
Payment
0.00
24,540,228.37
502,916.67
120,945.67
25,164,090.71
0.000000
Class A-2 Notes 0.700000% 16,889.54
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
$1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 73,645,545.95 12.90%
Current Overcollateralization Amount
Interest Rate
0.000000
Class A-2 Notes
Adjusted Pool Balance 1,095,830,874.91 599,051,088.30
Total Note Balance
992,820,000.00
Yield Supplement Overcollateralization Amount 54,176,014.97 28,131,450.87 26,714,275.49
Class A-1 Notes 280,000,000.00 0.00 0.00
Initial Beginning Ending
15
31-Jul-2011
15-Aug-2011 Actual/360 Days 31
15-Aug-2011
Available Funds
Distributions
1.783333
Total
640,751.88
Class A-4 Notes 2.140000% 120,945.67 1.783333
0.076771 111.546493
Class A-3 Notes 1.420000% 502,916.67 1.183333 1.183333
Interest Payment
73,645,545.95 12.90%
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
627,182,539.17
597,609,980.52
Overcollateralization 103,010,874.91 77,277,590.39 73,645,545.95
570,895,705.03
521,773,497.91
497,250,159.08
0.000000
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00 0.000000
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00
220,000,000.00 28,953,497.91 4,430,159.08 111.469722
Balance Balance Face Amount
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 30/360 Days 30
Summary
15-Jul-2011
Principal per $1000
15-Jul-2011
Determination Date 11-Aug-2011
Record Date 12-Aug-2011
Balance
Collection Period (from... to) 1-Jul-2011
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Distribution Date 15-Aug-2011
Dates
Collection Period No.
Aggregate Principal Distributable Amount
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
0.00
0.00 0.00 0.00
thereof on Class A-3 Notes
0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
Monthly Interest Distributable Amount 640,751.88 640,751.88 0.00
thereof on Class A-2 Notes 16,889.54 16,889.54 0.00
thereof on Class A-1 Notes 0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
Investment Earnings 167.55 (6) Regular Principal Distributable Amount 24,523,338.83
0.00
522,652.12
Interest Collections 2,004,949.33 Nonrecoverable Advances to the Servicer 0.00
Reserve Fund Required Amount 2,739,577.19
Reserve Fund
Reserve Fund and Investment Earnings
24,523,338.83 24,523,338.83 0.00
Regular Principal Distributable Amount 24,523,338.83 24,523,338.83 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 640,751.88 640,751.88 0.00
0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
Interest Carryover Shortfall Amount 0.00 0.00 0.00
Total Servicing Fee 522,652.12 522,652.12 0.00
Total Trustee Fee 0.00 0.00 0.00
Due Paid Shortfall
Distribution Detail
Total Distribution
31,471,680.58
Available Funds
31,471,680.58
(9) Excess Collections to Certificateholders 5,784,937.75
Available Collections
31,471,680.58 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 156,632.65 (3) Interest Distributable Amount Class A Notes 640,751.88
Principal Collections 29,223,719.61 (1) Total Servicing Fee
Net Liquidation Proceeds 86,211.44 (2) Total Trustee Fees (max. $100,000 p.a.)
31-60 Days Delinquent
28,512 100.00%
0.62%
61-90 Days Delinquent 0.14%
19 0.11%
Percentage
592,445,473.59 28,326 99.14%
3,695,036.36
Weighted Average Number of Remaining Payments 50.23 36.72
11.89 26.91
Pool Balance end of Collection Period 597,609,980.52 28,512
Pool Factor 51.97%
Principal Collections 17,904,161.63
Principal Collections attributable to Full Pay-offs 11,319,557.98
Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
Investment Earnings
14.15
Net Investment Earnings on the Collection Account 153.40
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
minus Net Investment Earnings 14.15
plus Net Investment Earnings for the Collection Period 14.15
Total 597,609,980.52
819,071.09 30
91-120 Days Delinquent 650,399.48
137
Delinquency Profile *
Current
Amount Number of Receivables
Weighted Average Seasoning (months)
As of Cutoff Date Current
Weighted Average APR 4.06% 4.01%
Principal Purchase Amounts 0.00
Principal Gross Losses 348,839.04
627,182,539.17
Pool Data
Amount
Pool Statistics
Notice to Investors
Net Investment Earnings on the Reserve Fund
Investment Earnings for the Collection Period 167.55
29,184
Principal Net Liquidation Proceeds 86,242.91
Principal Net Losses 108,406.77
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.264%
Principal Recoveries 154,189.36
3,034,285.77 Cumulative Principal Net Losses
348,839.04